UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: January 31

Date of reporting period: April 30, 2016

ITEM 1.	SCHEDULE OF INVESTMENTS.

LEGG MASON PARTNERS EQUITY TRUST

QS GROWTH FUND

QS MODERATE GROWTH FUND

QS CONSERVATIVE GROWTH FUND

QS DEFENSIVE GROWTH FUND

FORM N-Q

APRIL 30, 2016

QS GROWTH FUND

Schedules of investments (unaudited)	April 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.9%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		4,556,633	$81,563,726
QS International Equity Fund, Class IS Shares		5,776,171	81,039,675
QS Strategic Real Return Fund, Class IS Shares		3,856,728	44,545,213
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		231,391	46,653,009
ClearBridge Appreciation Fund, Class IS Shares		3,192,961	64,433,945
ClearBridge International Value Fund, Class IS Shares		3,593,761	34,428,233
ClearBridge Large Cap Growth Fund, Class IS Shares		563,364	19,999,412
ClearBridge Mid Cap Fund, Class IS Shares		1,197,210	38,478,324
ClearBridge Small Cap Growth Fund, Class IS Shares		1,950,097	51,053,550
QS Global Dividend Fund, Class IS Shares		5,972,222	69,218,055
QS U.S. Large Cap Equity Fund, Class IS Shares		3,918,960	60,587,127
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		7,481,176	69,500,121
Western Asset Funds, Inc.:
Western Asset Core Plus Bond Fund, Class IS Shares		733,809	8,585,563
Western Asset High Yield Fund, Class IS Shares		783,419	5,977,485
Western Asset Macro Opportunities Fund, Class IS Shares		1,663,564	17,533,961

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $563,460,484)			693,597,399

	RATE
SHORT-TERM INVESTMENTS - 0.2%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $1,076,603)	0.468%	1,076,603	1,076,603

TOTAL INVESTMENTS - 100.1% (Cost - $564,537,087#)			694,674,002
Liabilities in Excess of Other Assets - (0.1)%			(670,208)

TOTAL NET ASSETS - 100.0%			$694,003,794

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS MODERATE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		2,674,461	$47,872,856
QS International Equity Fund, Class IS Shares		2,748,381	38,559,788
QS Strategic Real Return Fund, Class IS Shares		2,563,172	29,604,634
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		125,385	25,280,152
ClearBridge Appreciation Fund, Class IS Shares		1,843,615	37,204,158
ClearBridge International Value Fund, Class IS Shares		1,795,733	17,203,121
ClearBridge Large Cap Growth Fund, Class IS Shares		349,965	12,423,742
ClearBridge Mid Cap Fund, Class IS Shares		639,670	20,558,991
ClearBridge Small Cap Growth Fund, Class IS Shares		1,159,209	30,348,090
QS Global Dividend Fund, Class IS Shares		3,952,013	45,803,835
QS U.S. Large Cap Equity Fund, Class IS Shares		2,003,949	30,981,058
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		3,340,748	31,035,553
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		617,057	7,713,213
Western Asset Core Plus Bond Fund, Class IS Shares		4,633,246	54,208,980
Western Asset High Yield Fund, Class IS Shares		1,478,793	11,283,192
Western Asset Macro Opportunities Fund, Class IS Shares		1,729,391	18,227,778

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $385,239,103)			458,309,141

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $525,855)	0.468%	525,855	525,855

TOTAL INVESTMENTS - 100.1% (Cost - $385,764,958#)			458,834,996
Liabilities in Excess of Other Assets - (0.1)%			(531,959)

TOTAL NET ASSETS - 100.0%			$458,303,037

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS CONSERVATIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 100.0%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		1,186,906	$21,245,620
QS International Equity Fund, Class IS Shares		977,850	13,719,235
QS Strategic Real Return Fund, Class IS Shares		1,715,880	19,818,411
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		53,192	10,724,515
ClearBridge Appreciation Fund, Class IS Shares		857,198	17,298,260
ClearBridge International Value Fund, Class IS Shares		961,841	9,214,435
ClearBridge Large Cap Growth Fund, Class IS Shares		135,457	4,808,736
ClearBridge Mid Cap Fund, Class IS Shares		295,196	9,487,594
ClearBridge Small Cap Growth Fund, Class IS Shares		647,776	16,958,779
QS Global Dividend Fund, Class IS Shares		2,588,265	29,997,995
QS U.S. Large Cap Equity Fund, Class IS Shares		754,375	11,662,632
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		1,497,040	13,907,500
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		2,098,381	26,229,757
Western Asset Core Plus Bond Fund, Class IS Shares		5,909,295	69,138,757
Western Asset High Yield Fund, Class IS Shares		1,952,575	14,898,148
Western Asset Macro Opportunities Fund, Class IS Shares		1,290,929	13,606,387

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $260,714,316)			302,716,761

	RATE
SHORT-TERM INVESTMENTS - 0.1%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $261,101)	0.468%	261,101	261,101

TOTAL INVESTMENTS - 100.1% (Cost - $260,975,417#)			302,977,862
Liabilities in Excess of Other Assets - (0.1)%			(187,208)

TOTAL NET ASSETS - 100.0%			$302,790,654

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

QS DEFENSIVE GROWTH FUND

Schedules of investments (unaudited)	April 30, 2016

DESCRIPTION		SHARES	VALUE
INVESTMENTS IN UNDERLYING FUNDS† - 99.8%
Legg Mason Global Asset Management Trust:
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares		215,758	$3,862,074
QS International Equity Fund, Class IS Shares		371,084	5,206,313
QS Strategic Real Return Fund, Class IS Shares		784,759	9,063,969
Legg Mason Partners Equity Trust:
ClearBridge Aggressive Growth Fund, Class IS Shares		15,183	3,061,235
ClearBridge Appreciation Fund, Class IS Shares		255,760	5,161,234
ClearBridge Mid Cap Fund, Class IS Shares		102,317	3,288,469
ClearBridge Small Cap Growth Fund, Class IS Shares		141,292	3,699,034
QS Global Dividend Fund, Class IS Shares		925,309	10,724,326
QS U.S. Large Cap Equity Fund, Class IS Shares		171,755	2,655,337
The Royce Funds - Royce Small-Cap Value Fund, Institutional Class Shares		482,536	4,482,758
Western Asset Funds, Inc.:
Western Asset Core Bond Fund, Class IS Shares		1,592,361	19,904,516
Western Asset Core Plus Bond Fund, Class IS Shares		3,918,949	45,851,704
Western Asset High Yield Fund, Class IS Shares		1,486,774	11,344,088
Western Asset Macro Opportunities Fund, Class IS Shares		594,586	6,266,939

TOTAL INVESTMENTS IN UNDERLYING FUNDS BEFORE SHORT-TERM INVESTMENTS (Cost - $118,924,479)			134,571,996

	RATE
SHORT-TERM INVESTMENTS - 0.3%
State Street Institutional Liquid Reserves Fund, Premier Class (Cost - $375,051)	0.468%	375,051	375,051

TOTAL INVESTMENTS - 100.1% (Cost - $119,299,530#)			134,947,047
Liabilities in Excess of Other Assets - (0.1)%			(130,566)

TOTAL NET ASSETS - 100.0%			$134,816,481

†	Underlying Funds are affiliated with Legg Mason, Inc. and more information about the Underlying Funds is available at www.leggmason.com/mutualfunds.

#	Aggregate cost for federal income tax purposes is substantially the same.

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedules of Investments.

Notes to Schedules of Investments (unaudited)

1. Organization and significant accounting policies

QS Growth Fund (formerly QS Legg Mason Growth Fund) (“Growth Fund”), QS Moderate Growth Fund (formerly QS Legg Mason Moderate Growth Fund) (“Moderate Growth Fund”), QS Conservative Growth Fund (formerly QS Legg Mason Conservative Growth Fund) (“Conservative Growth Fund”) and QS Defensive Growth Fund (formerly QS Legg Mason Defensive Growth Fund) (“Defensive Growth Fund”) (the “Funds”) are separate non-diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Funds invest in other mutual funds (“Underlying Funds”) which are affiliated with Legg Mason, Inc. (“Legg Mason”).

The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Investments in the Underlying Funds, excluding exchange-traded funds, are valued at the closing net asset value per share of each Underlying Fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of fair valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Short-term fixed income securities that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Funds hold securities or other assets that are denominated in a foreign currency, the Funds will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before each Fund calculates its net asset value, the Funds value these securities as determined in accordance with procedures approved by the Funds’ Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Funds’ pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Funds, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities. Additionally, if the closing net asset value per share for an Underlying Fund is not available on the day of valuation, the Valuation Committee may adjust the Underlying Fund’s last available net asset value per share to account for significant events that have occurred subsequent to the Underlying Fund’s last net asset value per share calculation but prior to the day of valuation.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

Notes to Schedules of Investments (unaudited) (continued)

Each Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Funds’ assets carried at fair value:

Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$693,597,399	—	—	$693,597,399
Short-Term Investments†	1,076,603	—	—	1,076,603

Total Investments	$694,674,002	—	—	$694,674,002

†	See Schedule of Investments for additional detailed categorizations.

Moderate Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$458,309,141	—	—	$458,309,141
Short-Term Investments†	525,855	—	—	525,855

Total Investments	$458,834,996	—	—	$458,834,996

†	See Schedule of Investments for additional detailed categorizations.

Conservative Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$302,716,761	—	—	$302,716,761
Short-Term Investments†	261,101	—	—	261,101

Total Investments	$302,977,862	—	—	$302,977,862

†	See Schedule of Investments for additional detailed categorizations.

Notes to Schedules of Investments (unaudited) (continued)

Defensive Growth Fund

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Investments in Underlying Funds†	$134,571,996	—	—	$134,571,996
Short-Term Investments†	375,051	—	—	375,051

Total Investments	$134,947,047	—	—	$134,947,047

†	See Schedule of Investments for additional detailed categorizations.

2. Investments

At April 30, 2016, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation
Growth Fund	$136,419,541	$(6,282,626)	$130,136,915
Moderate Growth Fund	78,523,762	(5,453,724)	73,070,038
Conservative Growth Fund	45,109,280	(3,106,835)	42,002,445
Defensive Growth Fund	17,290,668	(1,643,151)	15,647,517

3. Transactions with affiliated Underlying Funds

As defined by the 1940 Act, an affiliated company is one in which the Funds own 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Legg Mason through sub-advisory agreements with its wholly owned subsidiaries, also provides investment management services to certain of the Underlying Funds held by the Funds. Based on the Funds’ relative ownership, the following Underlying Funds were considered affiliated companies for all or some portion of the period ended April 30, 2016. The following transactions were effected in shares of such Underlying Funds for the period ended April 30, 2016.

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Growth Fund		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$76,382,208	—	—	$1,182,502	61,397	—	$81,563,726	$(132,502)
QS International Equity Fund, Class IS Shares	90,929,885	—	—	15,164,165	954,390	—	81,039,675	(2,504,165)
QS Strategic Real Return Fund, Class IS Shares	40,886,009	$600,000	56,232	482,510	34,965	—	44,545,213	(102,510)
ClearBridge Aggressive Growth Fund, Class IS Shares	44,290,446	—	—	680,303	2,962	—	46,653,009	(105,302)
ClearBridge Appreciation Fund, Class IS Shares	61,401,940	—	—	437,321	21,800	—	64,433,945	(27,321)
ClearBridge International Value Fund, Class IS Shares	36,761,739	—	—	5,645,268	532,136	—	34,428,233	(1,025,269)

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Growth Fund (continued)		Cost	Shares	Cost	Shares
ClearBridge Large Cap Growth Fund, Class IS Shares	$19,037,843	—	—	$109,850	3,070	—	$19,999,412	$(9,850)
ClearBridge Mid Cap Fund, Class IS Shares	36,209,212	—	—	679,372	19,089	—	38,478,324	(94,372)
ClearBridge Small Cap Growth Fund, Class IS Shares	48,532,444	—	—	443,515	14,779	—	51,053,550	(108,515)
QS Global Dividend Fund, Class IS Shares	69,563,418	$347,968	29,997	4,840,476	428,051	$347,968	69,218,055	(115,476)
QS U.S. Large Cap Equity Fund, Class IS Shares	57,510,257	—	—	624,910	36,353	—	60,587,127	(94,910)
Royce Small-Cap Value Fund, Institutional Class Shares	47,526,755	18,165,000	2,159,929	3,288,674	276,722	—	69,500,121	(708,674)
Western Asset Core Plus Bond Fund, Class IS Shares	6,317,934	2,187,208	191,270	95,630	8,283	72,208	8,585,563	(630)
Western Asset High Yield Fund, Class IS Shares	5,599,068	102,714	13,962	41,653	4,965	102,714	5,977,485	(6,653)
Western Asset Macro Opportunities Fund, Class IS Shares	16,857,903	—	—	524,968	47,989	—	17,533,961	(59,968)

	$657,807,061	$21,402,890		$34,241,117		$522,890	$693,597,399	$(5,096,117)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Moderate Growth Fund		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$45,163,668	—	—	$1,080,702	56,111	—	$47,872,856	$(105,702)
QS International Equity Fund, Class IS Shares	40,168,081	—	—	3,584,334	224,830	—	38,559,788	(604,334)
QS Strategic Real Return Fund, Class IS Shares	27,249,512	$405,000	37,958	418,831	31,025	—	29,604,634	(83,831)
ClearBridge Aggressive Growth Fund, Class IS Shares	24,152,287	—	—	553,752	2,412	—	25,280,152	(83,752)
ClearBridge Appreciation Fund, Class IS Shares	35,614,221	—	—	421,331	21,004	—	37,204,158	(11,331)
ClearBridge International Value Fund, Class IS Shares	17,068,008	—	—	1,278,997	119,868	—	17,203,121	(238,997)
ClearBridge Large Cap Growth Fund, Class IS Shares	11,862,343	—	—	106,493	2,976	—	12,423,742	(6,493)
ClearBridge Mid Cap Fund, Class IS Shares	19,505,583	—	—	512,336	15,539	—	20,558,991	(27,336)
ClearBridge Small Cap Growth Fund, Class IS Shares	28,793,666	—	—	195,861	6,526	—	30,348,090	(45,861)

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Moderate Growth Fund (continued)		Cost	Shares	Cost	Shares
QS Global Dividend Fund, Class IS Shares	$45,668,857	$231,205	19,932	$2,831,520	250,049	$231,205	$45,803,835	$(56,520)
QS U.S. Large Cap Equity Fund, Class IS Shares	29,596,519	—	—	541,261	31,575	—	30,981,058	(66,261)
Royce Small-Cap Value Fund, Institutional Class Shares	21,457,945	8,325,000	989,892	2,025,227	176,582	—	31,035,553	(380,228)
Western Asset Core Bond Fund, Class IS Shares	7,619,133	51,699	4,170	130,821	10,610	51,699	7,713,213	(821)
Western Asset Core Plus Bond Fund, Class IS Shares	55,716,932	460,702	39,756	3,059,403	264,133	460,702	54,208,980	(39,403)
Western Asset High Yield Fund, Class IS Shares	11,803,698	194,693	26,468	1,512,508	180,275	194,693	11,283,192	(227,508)
Western Asset Macro Opportunities Fund, Class IS Shares	17,526,609	—	—	547,567	49,960	—	18,227,778	(62,567)

	$438,967,062	$9,668,299		$18,800,944		$938,299	$458,309,141	$(2,040,945)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Conservative Growth Fund		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$20,226,972	$360,000	22,099	$1,119,117	58,105	—	$21,245,620	$(69,117)
QS International Equity Fund, Class IS Shares	15,666,005	215,000	16,706	3,099,137	198,442	—	13,719,235	(464,138)
QS Strategic Real Return Fund, Class IS Shares	17,877,549	675,000	63,913	337,271	25,101	—	19,818,411	(57,271)
ClearBridge Aggressive Growth Fund, Class IS Shares	10,296,623	175,000	941	512,514	2,231	—	10,724,515	(62,514)
ClearBridge Appreciation Fund, Class IS Shares	16,663,482	275,000	14,659	597,015	29,895	—	17,298,260	7,985
ClearBridge International Value Fund, Class IS Shares	10,144,241	140,000	16,568	2,048,308	193,250	—	9,214,435	(353,308)
ClearBridge Large Cap Growth Fund, Class IS Shares	4,612,909	75,000	2,293	146,112	4,084	—	4,808,736	(1,112)
ClearBridge Mid Cap Fund, Class IS Shares	9,110,748	160,000	5,567	495,313	16,409	—	9,487,594	34,687
ClearBridge Small Cap Growth Fund, Class IS Shares	15,732,045	545,000	23,236	371,689	12,385	—	16,958,779	(46,689)
QS Global Dividend Fund, Class IS Shares	29,656,969	656,353	59,562	2,118,681	187,137	$156,353	29,997,995	6,319
QS U.S. Large Cap Equity Fund, Class IS Shares	11,233,319	190,000	13,447	543,262	31,652	—	11,662,632	(48,261)
Royce Small-Cap Value Fund, Institutional Class Shares	5,702,690	8,255,000	981,118	1,614,857	155,773	—	13,907,500	(149,857)

Notes to Schedules of Investments (unaudited) (continued)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Conservative Growth Fund (continued)		Cost	Shares	Cost	Shares
Western Asset Core Bond Fund, Class IS Shares	$26,342,710	$625,091	51,068	$1,336,478	108,392	$175,091	$26,229,757	$(11,478)
Western Asset Core Plus Bond Fund, Class IS Shares	69,077,371	1,759,272	154,122	3,080,669	267,266	584,272	69,138,757	(25,669)
Western Asset High Yield Fund, Class IS Shares	13,725,707	490,828	68,583	124,380	14,446	255,828	14,898,148	(19,380)
Western Asset Macro Opportunities Fund, Class IS Shares	12,771,003	215,000	22,727	310,686	28,347	—	13,606,387	(30,685)

	$288,840,343	$14,811,544		$17,855,489		$1,171,544	$302,716,761	$(1,290,488)

	Affiliate Value at January 31, 2016	Purchased		Sold		Income Distributions from Affiliated Underlying Funds	Affiliate Value at April 30, 2016	Realized Gain/Loss from Sale of Affiliated Underlying Funds
Defensive Growth Fund		Cost	Shares	Cost	Shares
Legg Mason BW Diversified Large Cap Value Fund, Class IS Shares	$3,718,959	—	—	$161,313	9,088	—	$3,862,074	$(1,313)
QS International Equity Fund, Class IS Shares	6,494,588	—	—	1,565,475	109,641	—	5,206,313	(110,476)
QS Strategic Real Return Fund, Class IS Shares	8,255,496	$185,000	17,338	93,732	7,016	—	9,063,969	(18,732)
ClearBridge Aggressive Growth Fund, Class IS Shares	2,974,696	—	—	127,852	557	—	3,061,235	(17,852)
ClearBridge Appreciation Fund, Class IS Shares	5,023,363	—	—	144,160	7,243	—	5,161,234	840
ClearBridge Mid Cap Fund, Class IS Shares	3,191,837	—	—	141,169	4,900	—	3,288,469	13,831
ClearBridge Small Cap Growth Fund, Class IS Shares	3,204,470	330,000	13,755	65,992	2,199	—	3,699,034	(10,992)
QS Global Dividend Fund, Class IS Shares	10,585,448	54,951	4,737	552,771	48,791	$54,951	10,724,326	2,229
QS U.S. Large Cap Equity Fund, Class IS Shares	2,587,274	—	—	106,037	6,187	—	2,655,337	(11,037)
Royce Small-Cap Value Fund, Institutional Class Shares	2,093,039	2,335,000	277,646	446,379	41,640	—	4,482,758	(56,379)
Western Asset Core Bond Fund, Class IS Shares	20,146,634	133,314	10,753	826,760	67,053	133,314	19,904,516	(6,760)
Western Asset Core Plus Bond Fund, Class IS Shares	46,155,958	388,710	33,543	1,458,625	138,653	388,710	45,851,704	126,375
Western Asset High Yield Fund, Class IS Shares	10,487,999	319,714	43,998	66,276	7,846	194,714	11,344,088	(11,276)
Western Asset Macro Opportunities Fund, Class IS Shares	5,897,791	—	—	45,750	4,175	—	6,266,939	(5,750)

	$130,817,552	$3,746,689		$5,802,291		$771,689	$134,571,996	$(107,292)

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	June 22, 2016

By:	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	June 22, 2016